Financial Instruments: Derivatives and Hedging	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Financial Instruments: Derivatives and Hedging
Financial Instruments: Derivatives and Hedging

12. Financial Instruments: Derivatives and Hedging

        The Company employs interest rate swaps and caps to hedge against interest rate fluctuations. Unrealized gains and losses are reported in other comprehensive loss with no effect recognized in earnings as long as the characteristics of the swap and the hedged item are closely matched. The ineffective portion of all hedges is recognized in earnings in the current period. As of both September 30, 2011 and December 31, 2010, approximately 25.0% of the Company's borrowings were subject to variable rates, after taking into consideration the effect of interest rate swaps and caps.

        As of September 30, 2011 and December 31, 2010, the Company has entered into the following interest rate swaps and caps (in thousands):

	Notional value at					Fair value at
Hedge type	September 30, 2011		December 31, 2010	Hedge interest rate	Maturity	September 30, 2011	December 31, 2010
Swap-cash flow	$—		$28,269	3.09%	1/22/2011	$—	$(120)
Swap-cash flow	—		8,732	3.45%	4/30/2011	—	(114)
Interest rate cap	—		73,168	5.00%	6/9/2011	—	—
Interest rate cap	—	(1)	60,000	5.00%	7/15/2011	—	—
Interest rate cap	—		16,000	5.00%	7/15/2011	—	—
Interest rate cap	—		16,000	5.00%	7/15/2011	—	—
Swap-cash flow	—	(1)	11,418	3.33%	9/22/2011	—	(266)
Swap-cash flow	—		85,000	3.33%	9/22/2011	—	(2,095)
Interest rate cap	48,000		48,000	6.00%	4/9/2012	—	—
Interest rate cap	37,000		37,000	6.00%	4/9/2012	—	—
Interest rate cap	60,000		60,000	5.00%	6/29/2012	1	18
Interest rate cap	50,000		50,000	3.50%	12/23/2012	6	71
Swap-cash flow	150,000		150,000	1.15%	12/23/2012	(1,497)	(1,384)
Swap-cash flow	40,000		40,000	1.00%	10/6/2013	(471)	39
Swap-cash flow	31,000		31,000	1.00%	10/6/2013	(365)	31

	$416,000		$714,587			$(2,326)	$(3,820)

(1)
Interest rate swap was terminated in conjunction with the IPO on May 16, 2011.

        As of September 30, 2011 and December 31, 2010, there was approximately $2.3 million and $3.8 million, respectively, in unrealized losses included in accumulated other comprehensive loss, a component of shareholders' equity, related to interest rate hedges that are effective in offsetting the variable cash flows. For the three and nine months ended September 30, 2010 approximately $16,000 and $58,000, respectively, in unrealized gains were recognized in earnings related to hedges that were ineffective in offsetting variable cash flows. There were no ineffective hedges during the three and nine months ended September 30, 2011.

10. Financial Instruments: Derivatives and Hedging

        The Company employs interest rate swaps and caps to hedge against interest rate fluctuations. Unrealized gains and losses are reported in other comprehensive income (loss) with no effect recognized in earnings as long as the characteristics of the swap and the hedged item are closely matched. The ineffective portion of all hedges is recognized in earnings in the current period.

        As of December 31, 2010 and 2009, the Company has entered into the following interest rate swaps and caps:

	Notional value at December 31,				Fair value at December 31,
			Swap interest rate
Hedge type	2010	2009		Maturity	2010	2009
Swap-cash flow	$—	$33,919	5.10%	1/19/2010	$—	$(151)
Swap-cash flow	—	12,250	5.09%	5/17/2010	—	(274)
Swap-cash flow	—	58,000	5.08%	6/13/2010	—	(1,504)
Swap-cash flow	—	11,400	5.33%	6/21/2010	—	(322)
Interest rate cap	—	75,000	5.00%	6/23/2010	—	—
Swap-cash flow	—	13,815	5.33%	6/27/2010	—	(403)
Swap-cash flow	—	11,765	5.33%	6/27/2010	—	(343)
Interest rate cap	—	60,000	5.00%	7/11/2010	—	—
Interest rate cap	—	16,000	5.00%	7/11/2010	—	—
Interest rate cap	—	16,000	5.00%	7/11/2010	—	—
Swap-cash flow	—	23,330	5.33%	7/15/2010	—	(733)
Swap-cash flow	—	11,418	5.49%	7/18/2010	—	(377)
Swap-cash flow	—	12,090	5.49%	7/18/2010	—	(399)
Swap-cash flow	—	12,530	4.94%	8/2/2010	—	(391)
Swap-cash flow	—	19,903	4.94%	8/23/2010	—	(670)
Swap-cash flow	—	11,560	4.94%	8/30/2010	—	(398)
Swap-cash flow	—	40,300	4.77%	10/3/2010	—	(1,491)
Swap-cash flow	—	24,852	4.77%	10/3/2010	—	(920)
Swap-cash flow	—	14,839	4.76%	10/15/2010	—	(565)
Swap-cash flow	—	12,090	4.72%	11/30/2010	—	(513)
Swap-cash flow	—	10,075	4.72%	11/30/2010	—	(427)
Swap-cash flow	28,269	28,269	3.09%	1/22/2011	(120)	(811)
Interest rate cap	48,000	48,000	6.00%	4/9/2011	—	—
Interest rate cap	37,000	37,000	6.00%	4/9/2011	—	—
Swap-cash flow	8,732	8,732	3.45%	4/30/2011	(114)	(328)
Interest rate cap	73,168	—	5.00%	6/9/2011	—	—
Interest rate cap	60,000	—	5.00%	7/15/2011	—	—
Interest rate cap	16,000	—	5.00%	7/15/2011	—	—
Interest rate cap	16,000	—	5.00%	7/15/2011	—	—
Swap-cash flow	11,418	11,418	3.33%	9/22/2011	(266)	(449)
Swap-cash flow	85,000	85,000	3.33%	9/22/2011	(2,095)	(3,460)
Interest rate cap	60,000	—	5.00%	6/29/2012	18	—
Interest rate cap	50,000	—	3.50%	12/23/2012	71	—
Swap-cash flow	150,000	—	1.15%	12/23/2012	(1,384)	—
Swap-cash flow	40,000	—	1.00%	10/6/2013	39	—
Swap-cash flow	31,000	—	1.00%	10/6/2013	31	—

	$714,587	$719,555			$(3,820)	$(14,929)

        As of December 31, 2010 and 2009, there was approximately $3.8 million and $14.9 million, respectively, in unrealized losses included in accumulated other comprehensive loss, a component of owners' equity, related to interest rate hedges that are effective in offsetting the variable cash flows. For the years ended December 31, 2010, 2009 and 2008 there was approximately $58, $150 and $373, respectively, in unrealized gains recognized in earnings related to hedges that were ineffective in offsetting variable cash flows.

        Over time, the unrealized gains reported in accumulated other comprehensive loss will be reclassified to interest income. The unrealized gains are reclassified to earnings during the same period the associated hedged items are also recognized in earnings. For the years ended December 31, 2010, 2009 and 2008, the Company reclassified approximately $58, $150 and $373, respectively, of accumulated other comprehensive loss to earnings as interest income in conjunction with interest rate swaps. As of December 31, 2010, there were no ineffective hedges. The Company does not anticipate reclassifying any unrealized gains to interest income over the next twelve months.